Financial Instruments - Fair Value and Risk Management - Summary of Remaining Contractual Maturities of Financial Liabilities (Detail) - Dec. 31, 2017 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	$ 297,624	R$ 984,542
Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		805,732
1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		175,141
3-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		9,634
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		23,108
Loans and financing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	86,448	285,971
Trade accounts payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	110,591	365,835
Trade accounts payable [member] | Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		369,493
Reverse factoring [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	45,021	148,928
Reverse factoring [member] | Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		150,625
Tax and contribution payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	6,008	19,875
Tax and contribution payable [member] | Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		19,875
Accrued expenses [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	36,386	120,366
Accrued expenses [member] | Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		120,366
Other current liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	9,376	31,017
Other current liabilities [member] | Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		31,017
Provision for labor, civil and tax risks [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	3,786	12,523
Provision for labor, civil and tax risks [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		12,523
Other non-current liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	$ 8	27
Other non-current liabilities [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		27
Long term debt [member] | Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		114,356
Long term debt [member] | 1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		175,141
Long term debt [member] | 3-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		9,634
Long term debt [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		R$ 10,558